N-2	Sep. 26, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001803498
Amendment Flag	false
Securities Act File Number	814-01358
Document Type	8-K
Entity Registrant Name	Blackstone Private Credit Fund
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	503-2100
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On September 26, 2024, Blackstone Private Credit Fund (the “
Fund
”) and U.S. Bank Trust Company, National Association (the “
Trustee
”) entered into a Fourteenth Supplemental Indenture related to an offering of $400,000,000 in aggregate principal amount of the Fund’s 4.950% notes due 2027 (the “
2027 Notes
”) (the “
Fourteenth Supplemental Indenture
”) and a Fifteenth Supplemental Indenture related to an offering of $400,000,000 in aggregate principal amount of the Fund’s 5.250% notes due 2030 (the “
2030 Notes
” and, together with the 2027 Notes, the “
Notes
”) (the “
Fifteenth Supplemental Indenture
”), which supplement that certain Base Indenture, dated as of September 15, 2021 (as may be further amended, supplemented or otherwise modified from time to time, the “
Base Indenture
” and, together with the Fourteenth Supplemental Indenture and Fifteenth Supplemental Indenture, the “
Indenture
”).

Long Term Debt, Principal	$ 400,000,000
Long Term Debt, Structuring [Text Block]
The 2027 Notes and 2030 Notes will mature on September 26, 2027 and April 1, 2030, respectively, and may be redeemed in whole or in part at the Fund’s option at any time or from time to time at the redemption prices set forth in the Indenture. The 2027 Notes bear interest at a rate of 4.950% per year payable semi-annually on March 26 and September 26 of each year, commencing on March 26, 2025, and the 2030 Notes bear interest at a rate of 5.250% per year payable semi-annually on April 1 and October 1 of each year, commencing on April 1, 2025.
The Notes are general unsecured obligations of the Fund that rank senior in right of payment to all of the Fund’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
 with all existing and future unsecured unsubordinated indebtedness issued by the Fund, rank effectively junior to any of the Fund’s secured indebtedness (including unsecured indebtedness that the Fund later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Fund’s subsidiaries, financing vehicles or similar facilities.

Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contain certain covenants, including covenants requiring the Fund to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Fund is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.

Long Term Debt, Rights Limited by Other Securities [Text Block]
Registration Rights Agreement
In connection with the Notes Offering, the Fund entered into Registration Rights Agreements, each dated as of September 26, 2024 (the “
Registration Rights Agreements
”), with Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Wells Fargo Securities, LLC, Deutsche Bank Securities Inc., Morgan Stanley & Co. LLC and RBC Capital Markets, LLC, with respect to the 2027 Notes, and with Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Wells Fargo Securities, LLC, Barclays Capital Inc., J.P. Morgan Securities LLC and SMBC Nikko Securities America, Inc., with respect to the 2030 Notes, as representatives of the initial purchasers of the Notes. Pursuant to the Registration Rights Agreements, the Fund is obligated to file with the Securities and Exchange Commission a registration statement relating to an offer to exchange the Notes for new notes issued by the Fund that are registered under the Securities Act and otherwise have terms substantially identical to those of the Notes, and to use its commercially reasonable efforts to cause such registration statement to be declared effective. If the Fund is not able to effect the exchange offer, the Fund will be obligated to file a shelf registration statement covering the resale of the Notes and use its commercially reasonable efforts to cause such registration statement to be declared effective. If the Fund fails to satisfy its registration obligations by certain dates specified in the Registration Rights Agreements, it will be required to pay additional interest to the holders of the Notes.
The foregoing description of the Registration Rights Agreements does not purport to be complete and is qualified in its entirety by reference to the full text of the Registration Rights Agreements, filed as exhibits hereto
and incorporated by reference herein.